Related Parties and Others (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Compensation for the key management

The compensation given to such key management for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Salaries	￦	2,169	1,645	1,971
Defined benefits plan expenses		258	424	626
Share option		414	—	—

	￦	2,841	2,069	2,597

Transactions with related parties

Transactions with related parties for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
		2017
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	25,049	600,600	283,556	—
Associates	F&U Credit information Co., Ltd.		3,431	52,150	153	—
	HappyNarae Co., Ltd.		3,025	29,276	68,472	—
	SK hynix Inc(*2)		123,873	251	—	—
	KEB HanaCard Co., Ltd.		17,873	15,045	—	—
	Others(*3)		10,720	33,389	940	204

			158,922	130,111	69,565	204

Others	SK Engineering & Construction Co., Ltd.		5,865	1,077	—	—
	SK Networks Co., Ltd.		21,694	1,220,251	671	—
	SK Networks Services Co., Ltd.		510	96,949	6,346	—
	SK Telesys Co., Ltd.		417	51,394	152,659	—
	SK TNS Co., Ltd.		137	37,051	494,621	—
	SK Energy Co., Ltd.		8,505	779	—	—
	SK Gas Co., Ltd.		2,727	4	—	—
	SK Innovation Co., Ltd.		7,639	950	—	—
	SK Shipping Co., Ltd.		3,183	35	—	—
	Ko-one energy service Co., Ltd		5,164	44	—	—
	SK infosec Co., Ltd.		1,185	52,634	15,648	—
	SKC INFRA SERVICE Co., Ltd.		19	46,900	47,163	—
	Others		18,233	28,209	17	—

			75,278	1,536,277	717,125	—

Total		￦	259,249	2,266,988	1,070,246	204

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Operating revenue and others include ￦87,660 million of dividends received from SK Hynix Inc. which was deducted from the investment in associates.

(*3)	Operating revenue and others include ￦6,597 million of dividends received from the Korea IT Fund and others.

(In millions of won)		2016
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Loans	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	23,104	652,855	235,502	—	—
Associates	F&U Credit information Co., Ltd.		2,865	47,905	—	—	—
	HappyNarae Co., Ltd.		304	15,506	38,984	—	—
	SK hynix Inc.(*2)		100,861	306	—	—	—
	KEB HanaCard Co., Ltd.		19,730	14,804	—	—	—
	Others(*3)		8,018	21,853	1,573	1,100	3,194

			131,778	100,374	40,557	1,100	3,194

Others	SK Engineering & Construction Co., Ltd.		5,916	1,739	10,694	—	—
	SK Networks Co., Ltd.		13,756	1,131,567	—	—	—
	SK Networks Services Co., Ltd.		1,248	94,906	6,793	—	—
	SK Telesys Co., Ltd.		419	52,488	142,605	—	—
	SK TNS Co., Ltd.		109	48,192	387,496	—	—
	SK Energy Co., Ltd.		7,670	834	—	—	—
	SK Gas Co., Ltd.		2,500	4	—	—	—
	SK Innovation Co., Ltd.		9,757	915	1,080	—	—
	SK Shipping Co., Ltd.		5,435	—	—	—	—
	Ko-one energy service Co., Ltd		6,005	46	—	—	—
	SK infosec Co., Ltd.		230	53,068	19,882	—	—
	SKC INFRA SERVICE Co., Ltd.		43	30,663	32,141	—	—
	Others		13,437	17,626	246	—	—

			66,525	1,432,048	600,937	—	—

Total		￦	221,407	2,185,277	876,996	1,100	3,194

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Operating revenue and others include ￦73,050 million of dividends paid by the associate which was deducted from the investment in associates.

(*3)	Operating revenue and others include ￦6,082 million of dividends received from the Korea IT Fund.

(In millions of won)
		2015
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Loans	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd. (formerly, SK C&C Co., Ltd.)(*1)	￦	20,260	324,078	236,414	—	—
	SK Holdings Co., Ltd. (formerly, SK Holdings Co., Ltd.)(*2,3)		1,299	212,378	117	—	—

			21,559	536,456	236,531	—	—

Associates	F&U Credit information Co., Ltd.		2,510	43,967	—	—	—
	HappyNarae Co., Ltd.		297	6,886	13,495	—	—
	SK hynix Inc.(*4)		55,949	2,384	—	—	—
	SK Wyverns Baseball Club., Ltd.		3,849	18,544	—	—	204
	KEB HanaCard Co., Ltd.		21,414	16,057	—	—	—
	Xian Tianlong Science and Technology Co., Ltd.		—	—	—	8,287	—
	Others(*5)		6,397	11,917	1,864	690	—

			90,416	99,755	15,359	8,977	204

Other	SK Engineering & Construction Co., Ltd.		15,598	27,243	240,701	—	—
	SK Networks Co., Ltd.		11,923	1,257,975	2	—	—
	SK Networks Services Co., Ltd.		10,491	94,097	6,472	—	—
	SK Telesys Co., Ltd.		397	48,900	141,870	—	—
	SK Energy Co., Ltd.		9,930	978	—	—	—
	SK Gas Co., Ltd.		3,561	2	—	—	—
	Others		29,409	71,314	194,945	—	—

			81,309	1,500,509	583,990	—	—

Total		￦	193,284	2,136,720	835,880	8,977	204

(*1)	On August 1, 2015, SK C&C Co., Ltd., the ultimate controlling entity of the Parent Company merged with SK Holdings Co., Ltd., its equity method investee, and changed its name to SK Holdings Co., Ltd.

(*2)	These relates to transactions occurred before July 31, 2015, the date of merger with SK C&C Co., Ltd.

(*3)	Operating expense and others include ￦191,416 million of dividends paid by the Parent Company.

(*4)	Operating revenue and others include ￦43,830 million of dividends paid by SK hynix Inc. and was deducted from the investment in associates.

(*5)	Operating revenue and others include ￦2,103 million and ￦457 million of dividends paid by Korea IT Fund and UniSK, respectively, and was deducted from the investments in associates.

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2017 and 2016 are as follows:

(In millions of won)
		December 31, 2017
		Accounts receivable			Accounts payable
Scope	Company	Loans		Accounts receivable-trade and others	Accounts payable-other and others
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	2,068	148,066
Associates	HappyNarae Co., Ltd.		—	15	6,865
	F&U Credit information Co., Ltd.		—	21	1,612
	SK hynix Inc.		—	2,803	94
	Wave City Development Co., Ltd.		—	38,412	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	KEB HanaCard Co., Ltd.		—	1,427	11,099
	S.M. Culture & Contents Co., Ltd.		—	448	8,963
	Xian Tianlong Science and Technology Co., Ltd.		7,032	—	—
	Others		611	2,272	1,164

			29,790	45,398	29,797

Other	SK Engineering & Construction Co., Ltd.		—	2,033	69
	SK Networks. Co., Ltd.		—	3,050	267,297
	SK Networks Services Co., Ltd.		—	15	9,522
	SK Telesys Co., Ltd.		—	36	58,346
	SK TNS Co., Ltd.		—	3	140,311
	SK Innovation Co., Ltd.		—	4,112	599
	SK Energy Co., Ltd.		—	2,965	582
	SK Gas Co., Ltd.		—	1,941	9
	Others		—	2,998	27,318

			—	17,153	504,053

Total		￦	29,790	64,619	681,916

(*)	The Parent Company has recognized allowances for doubtful accounts on the entire balance of loans to Daehan Kanggun BcN Co., Ltd as of December 31, 2017.

(In millions of won)
		December 31, 2016
		Accounts receivable			Accounts payable
Scope	Company	Loans		Accounts receivable-trade and others	Accounts payable-other and others
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	3,519	149,574
Associates	HappyNarae Co., Ltd.		—	18	21,063
	F&U Credit information Co., Ltd.		—	34	1,328
	SK hynix Inc.		—	22,379	92
	Wave City Development Co., Ltd.		—	38,412	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	KEB HanaCard Co., Ltd.		—	1,619	7,676
	Xian Tianlong Science and Technology Co., Ltd.		8,287	—	—
	Others		813	4,191	945

			31,247	66,653	31,104

Other	SK Engineering & Construction Co., Ltd.		—	1,808	4,975
	SK Networks. Co., Ltd.		—	3,254	247,728
	SK Networks Services Co., Ltd.		—	13	13,913
	SK Telesys Co., Ltd.		—	20	24,918
	SK TNS Co., Ltd.		—	3	68,276
	SK Innovation Co., Ltd.		—	1,350	892
	SK Energy Co., Ltd.		—	1,213	113
	SK Gas Co., Ltd.		—	1,769	9
	Others		—	2,783	30,209

			—	12,213	391,033

Total		￦	31,247	82,385	571,711

(*)	The Parent Company has recognized allowances for doubtful accounts on the entire balance of loans to Daehan Kanggun BcN Co., Ltd. as of December 31, 2016.

(5)	SK m&service Co., Ltd., a subsidiary of the Parent Company, has entered into a performance agreement with SK Energy Co., Ltd. and provided a blank note to SK Energy Co., Ltd., with regard to this transaction.

(6)	As of December 31, 2017, the Group provides with USD 12,240,000 of payment guarantees for the borrowings of the Celcom Planet, the joint ventures of the Group.

(7)	There were additional investments in associates and joint ventures during the years ended December 31, 2017 and 2016 as presented in Note 12.